Finance income and finance expense - Narrative (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Finance Income (Expense) [Line Items]
Net foreign currency exchange gain	SFr 1,912,681	SFr 843,950	SFr 1,806,206
Interest expense on borrowings	1,182,369	546,170	0
USD and EUR denominated cash and cash equivalents
Disclosure of Finance Income (Expense) [Line Items]
Net foreign currency exchange gain	SFr 1,315,029	SFr 396,665	SFr 1,154,513